Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands							3 Months Ended			12 Months Ended
	May 07, 2020	May 07, 2019	May 07, 2018	Mar. 26, 2018	Jan. 05, 2018 shares	May 07, 2016	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥)	Jan. 05, 2020 shares	Jan. 09, 2019 shares	Jan. 08, 2019 shares	Jan. 05, 2019 shares	May 07, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation , options, exercise price | ¥ / shares									¥ 0.0004			¥ 0.0004	¥ 0.0004
Share-based compensation							$ 13,779	¥ 90,276,000	¥ 0	$ 152,083	¥ 996,417,000	¥ 517,000	¥ 1,630,000
Share Based Compensation Expense | ¥											996,417,000
Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation , options, exercise price | ¥ / shares									¥ 0.0004
Share-based compensation | ¥								0	¥ 0		¥ 0	0	0
Unrecognized share-based compensation expenses												342,683,000	183,244,000
Nonvested award, excluding option, cost not yet recognized, amount | ¥												86,205,000	58,176,000
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage									25.00%
Share-based payment award, award vesting period									4 years
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage									15.00%
Share-based payment award, award vesting period									4 years
Share option vesting rights percentage									40.00%
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage									3.75%
Share-based payment award, award vesting period									4 years
Share option vesting rights percentage									85.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage										75.00%	75.00%
Share-based payment award, award vesting period										3 years	3 years
Share option vesting rights percentage										25.00%	25.00%
Nonvested award, excluding option, cost not yet recognized, amount | ¥								¥ 651,050,000						¥ 426,810,000
Number of shares replaced									75,010,330
Common stock par or stated value per share | $ / shares										$ 0.00001
Nonvested award, cost not yet recognized, period for Recognition							2 years 14 days	2 years 14 days		1 year 9 months 18 days	1 year 9 months 18 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage				50.00%	50.00%	75.00%
Share-based payment award, award vesting period				2 years	2 years
Share-based compensation | ¥								¥ 90,276,000	¥ 0			¥ 517,000	¥ 1,630,000
Number of shares replaced									17,643,400
Share based compensation arrangement by share based payment award subject to requisite service conditions																			80,000,000
Share based compensation Arrangement by share based payment award number of shares modified					26,666,675
Percent of number of shares vested					50.00%
Number of shares vested					40,000,000
Number of unvested restricted shares					40,000,000											20,000,000	20,000,000	40,000,000
Number of unvested restricted shares upon modification					26,666,675										13,333,325			13,333,325
Nonvested award, cost not yet recognized, period for Recognition										2 years	2 years
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage			25.00%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage	25.00%